SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 22, 2015	Jul. 31, 2013	Mar. 11, 2016	Apr. 29, 2016	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2016	Nov. 12, 2015	May. 06, 2015
Shareholders' Equity [Abstract]
Approved share repurchase program											$ 100,000	$ 30,000
Shares repurchased (in shares)	5,376,344				421,329	0
Average price per share repurchased (in dollars per share)	$ 13.95				$ 13.08
Shares repurchased					$ 81,432	$ 0	[1]	$ 0	[1]
Shares outstanding (in shares)					35,671,400	41,432,998
New shares issued (in shares)		13,142,856
Share price (in dollars per share)		$ 14.00
Proceeds from issuance of shares		$ 172,600			$ 0	$ 0	[1]	$ 172,595	[1]
Shares issued in connection with RSUs that vested and SARs that were exercised (in shares)						126,660
Dividends declared and paid per share (in dollars per shares)					$ 1.00	$ 1.00	[1]	$ 0.88	[1]
Dividends declared and paid					$ 42,400	$ 42,800		$ 31,500
Subsequent Event [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program										$ 30,000
Shares repurchased (in shares)			2,071,910
Average price per share repurchased (in dollars per share)			$ 12.04
Shares repurchased				$ 25,000
Modified Dutch Auction Tender Offer [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program											$ 75,000
Shares repurchased	$ 75,000

[1]	As restated